PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, including those held under finance leases

	As of December 31,
	2024	2025
	RMB	RMB
At cost:
Property	4,261,678	6,628,488
Leasehold improvements, renovation and decoration	6,040,445	7,018,376
Data center equipment	10,777,790	16,599,217
Office equipment	102,991	104,092
Motor vehicles	3,937	3,900
	21,186,841	30,354,073
Less: Accumulated depreciation	(7,895,831)	(9,226,809)
	13,291,010	21,127,264
Construction-in-progress	4,529,065	2,251,455
Impairment	(603,440)	(603,140)
Property and equipment, net	17,216,635	22,775,579

Schedule of depreciation expense

	For the years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cost of revenues	1,573,970	1,409,442	1,866,176
Sales and marketing expenses	1,721	1,391	1,873
General and administrative expenses	38,280	30,949	50,350
Research and development expenses	49,961	26,318	37,642
	1,663,932	1,468,100	1,956,041

Schedule of carrying amounts of the Company's property and equipment held under finance leases

	As of December 31,
	2024	2025
	RMB	RMB
Property	1,018,510	1,018,510
Data center equipment	1,302,597	1,768,073
	2,321,107	2,786,583
Less: Accumulated depreciation	(874,470)	(947,847)
	1,446,637	1,838,736
Impairment	(19,904)	(19,904)
	1,426,733	1,818,832

Schedule of carrying amounts of property and equipment pledged by the Company to secure banking borrowings

	As of December 31,
	2024	2025
	RMB	RMB
Property	445,345	431,186
Leasehold improvements, renovation and decoration	128,031	112,015
Data center equipment	258,306	714,447
Office equipment	471	78
Total	832,153	1,257,726